Trade, other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade, Other Receivables and Other Assets by Type

	US Dollars
Figures in millions	2018	2017	2016
Non-current
Prepayments	18	17	9
Recoverable tax, rebates, levies and duties	84	50	25
	102	67	34

Current
Trade and loan receivables	33	27	35
Prepayments	42	62	85
Recoverable tax, rebates, levies and duties	116	127	124
Other receivables	18	6	11
	209	222	255

Total trade, other receivables and other assets	311	289	289

Current trade and loan receivables are generally on terms less than 90 days.

At 31 December 2018 trade receivables of $2m have been pledged as security.

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Continental Africa segment. These values are summarised as follows:

Recoverable value added tax	126	106	61
Recoverable fuel duties	41	38	39
Appeal deposits	10	10	8